INCOME TAX EXPENSE - Reconciliation of income taxes at the statutory rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
INCOME TAX EXPENSE
Income (loss) from continuing operations before provision for income taxes	$ (4,618,050)	$ (3,123,070)		$ (1,119,009)
Tax at the Singapore rate of 17%	(785,069)	(530,922)		(190,232)
Reconciling items:
Permanent differences	31,272	39,478		91,519
Usage of unrecorded net operating loss deferred tax asset				(316,226)
Current period net operating losses not recognized as a deferred tax asset	743,997	407,519		272,204
Rate differential - non-Singapore entities	(55,045)	(24,305)		188,728
Other deferred tax activity	(64,007)	177,474		65,317
(Benefit from) Provision for income taxes, as previously reported	$ (128,852)	$ 69,245	[1]	$ 111,310	[1]
Tax at the Singapore rate	17.00%	17.00%

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination